As filed with the Securities and Exchange Commission on December 9, 2011.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 135	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 136	☒

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

617-426-3750

(Registrant’s Telephone Number, Including Area Code)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

with a copy to:

John M. Loder, Esq.	Bruce A. Rosenblum, Esq.
Ropes & Gray LLP	K&L Gates LLP
800 Boylston Street	1601 K St, N.W., Suite 1200
Boston, Massachusetts 02199	Washington, DC, 20006-1600

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s CMG Ultra Short Term Bond Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust I, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 9th day of December, 2011.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	President	December 9, 2011
J. Kevin Connaughton	(Principal Executive Officer)

/s/ Michael G. Clarke	Chief Financial Officer	December 9, 2011
Michael G. Clarke	(Principal Financial Officer)

/s/ Joseph F. DiMaria	Chief Accounting Officer	December 9, 2011
Joseph F. DiMaria	(Principal Accounting Officer)

RODMAN L. DRAKE*	Trustee	December 9, 2011
Rodman L. Drake

DOUGLAS A. HACKER*	Trustee	December 9, 2011
Douglas A. Hacker

MICHAEL A. JONES*	Trustee	December 9, 2011
Michael A. Jones

JANET LANGFORD KELLY*	Trustee	December 9, 2011
Janet Langford Kelly

NANCY T. LUKITSH*	Trustee	December 9, 2011
Nancy T. Lukitsh

WILLIAM E. MAYER*	Trustee	December 9, 2011
William E. Mayer

DAVID M. MOFFETT*	Trustee	December 9, 2011
David M. Moffett

CHARLES R. NELSON*	Trustee	December 9, 2011
Charles R. Nelson

JOHN J. NEUHAUSER*	Trustee	December 9, 2011
John J. Neuhauser

PATRICK J. SIMPSON*	Trustee	December 9, 2011
Patrick J. Simpson

ANNE-LEE VERVILLE*	Trustee	December 9, 2011
Anne-Lee Verville

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga**
Attorney-in-Fact December 9, 2011

**

Executed by Ryan C. Larrenaga on behalf of Nancy T. Lukitsh pursuant to a Power of Attorney dated August 24, 2011, and incorporated by reference to Post-Effective Amendment No. 128 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on August 31, 2011, on behalf of David M. Moffett pursuant to a Power of Attorney dated May 1, 2011 and incorporated by reference to Post-Effective Amendment No. 125 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 19, 2011, on behalf of Michael A. Jones pursuant to a Power of Attorney dated January 24, 2011 and incorporated by reference to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on January 28, 2011, on behalf of each of the other Trustees pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 28, 2010.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase